ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Accounts payable	$ 0
Recognized gain on accounts payable	$ 0	$ 53,371	$ 0